OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2014
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden Albaneze, Secretary and Chief Legal Officer

Russell Investment Company

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – June 30, 2013

Item 1. Reports to Stockholders

2013 SEMI-ANNUAL REPORT

LifePoints® Funds

Target Distribution Strategies

JUNE 30, 2013

FUND

2017 Retirement Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. These financial statements report on two of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Semi-annual Report

June 30, 2013 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2013	$1,000.00	$1,000.00
Ending Account Value June 30, 2013	$1,016.70	$1,022.22
Expenses Paid During Period*	$2.60	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

2017 Retirement Distribution Fund — A Shares	3

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 102.4%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.3%
Russell Commodity Strategies Fund	5,025	42
Russell Global Infrastructure Fund	2,566	29
Russell Global Real Estate Securities Fund	940	37

		108

Domestic Equities - 15.0%
Russell U.S. Core Equity Fund	2,501	86
Russell U.S. Defensive Equity Fund	1,542	58
Russell U.S. Dynamic Equity Fund	5,878	65
Russell U.S. Small Cap Equity Fund	1,732	51

		260

Fixed Income - 62.6%
Russell Global Opportunistic Credit Fund	3,558	36
Russell Investment Grade Bond Fund	12,588	273
Russell Short Duration Bond Fund	13,002	250
Russell Strategic Bond Fund	48,439	524

		1,083

International Equities - 18.5%
Russell Emerging Markets Fund	3,009	52
Russell Global Equity Fund	10,028	101
Russell International Developed Markets Fund	5,227	167

		320

Total Investments - 102.4% (identified cost $1,615)		1,771

Other Assets and Liabilities, Net - (2.4%)		(41)

Net Assets - 100.0%		1,730

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	6.3
Domestic Equities	15.0
Fixed Income	62.6
International Equities	18.5

Total Investments	102.4
Other Assets and Liabilities, Net	(2.4)

100.0

See accompanying notes which are an integral part of the financial statements.

4	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,615
Investments, at fair value	1,771

Total assets	1,771

Liabilities
Payables:
Accrued fees to affiliates	2
Other accrued expenses	39

Total liabilities	41

Net Assets	$1,730

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3
Accumulated net realized gain (loss)	(110)
Unrealized appreciation (depreciation) on investments	156
Shares of beneficial interest	3
Additional paid-in capital	1,678

Net Assets	$1,730

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$6.08

Maximum offering price per share (Net asset value plus sales charge of 5.75%)	$6.45
Net assets	$1,729,897
Shares outstanding ($.01 par value)	284,547

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — A Shares	5

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$8

Expenses
Advisory fees	2
Administrative fees	—	*
Custodian fees	5
Distribution fees	2
Transfer agent fees	2
Professional fees	24
Registration fees	9
Trustees’ fees	—	*
Printing fees	8
Miscellaneous	3

Expenses before reductions	55
Expense reductions	(50)

Net expenses	5

Net investment income (loss)	3

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	25
Net change in unrealized appreciation (depreciation) on investments	4

Net realized and unrealized gain (loss)	29

Net Increase (Decrease) in Net Assets from Operations	$32

*	Less than $ 500.

See accompanying notes which are an integral part of the financial statements.

6	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3	$52
Net realized gain (loss)	25	19
Net change in unrealized appreciation (depreciation)	4	96

Net increase (decrease) in net assets from operations	32	167

Distributions
From net investment income	—	(52)
From return of capital	—	(157)

Net decrease in net assets from distributions	—	(209)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(42)	(233)

Total Net Increase (Decrease) in Net Assets	(10)	(275)

Net Assets
Beginning of period	1,740	2,015

End of period	$1,730	$1,740

Undistributed (overdistributed) net investment income included in net assets	$3	$—

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	23	$140	36	$231
Payments for shares redeemed	(30)	(182)	(73)	(464)

Total increase (decrease)	(7)	$(42)	(37)	$(233)

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — A Shares	7

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period		$ Net Investment Income (Loss)(a)(b)(g)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Return of Capital	$ Distributions in Excess	$ Total Distributions
June 30, 2013(3)	5.97		.01	.10	.11	—	—	—	—
December 31, 2012	6.13		.18	.36	.54	(.18)	(.52)	—	(.70)
December 31, 2011	7.08		.17	(.42)	(.25)	(.13)	(.57)	—	(.70)
December 31, 2010	7.04		.17	.57	.74	(.17)	(.36)	(.17)	(.70)
December 31, 2009	6.34		.31	1.09	1.40	(.27)	(.43)	—	(.70)
December 31, 2008(2)	7.08		.08	(.12)	(.04)	(.12)	(.58)	—	(.70)
October 31, 2008(1)	10.90	*	.17	(3.99)*	(3.82)*	—	—	—	—

See accompanying notes which are an integral part of the financial statements.

8	2017 Retirement Distribution Fund — A Shares

$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)
6.08	1.67	1,730	6.27	.52	.20	23
5.97	8.83	1,740	5.85	.52	2.65	42
6.13	(3.47)	2,015	5.95	.52	2.39	139
7.08	10.55	1,801	5.80	.52	2.57	261
7.04	22.10	1,216	8.01	.54	4.41	86
6.34	(.42)	683	26.38	.47	1.09	6
7.08	(35.05)	735	15.46	.29	1.85	188

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — A Shares	9

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Shareholder Expense Example — June 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2013	$1,000.00	$1,000.00
Ending Account Value
June 30, 2013	$1,012.90	$1,023.46
Expenses Paid During Period*	$1.35	$1.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

10	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — June 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 101.8%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.6%
Russell Commodity Strategies Fund	10,435	87
Russell Global Infrastructure Fund	5,333	61
Russell Global Real Estate Securities Fund	1,956	77

		225

Domestic Equities - 16.0%
Russell U.S. Core Equity Fund	5,192	179
Russell U.S. Defensive Equity Fund	3,194	119
Russell U.S. Dynamic Equity Fund	12,227	136
Russell U.S. Small Cap Equity Fund	3,576	105

		539

Fixed Income - 59.5%
Russell Global Opportunistic Credit Fund	7,362	74
Russell Investment Grade Bond Fund	23,254	504
Russell Short Duration Bond Fund	23,975	462
Russell Strategic Bond Fund	89,537	970

		2,010

International Equities - 19.7%
Russell Emerging Markets Fund	6,252	108
Russell Global Equity Fund	20,861	210
Russell International Developed Markets Fund	10,869	346

		664

Total Investments - 101.8% (identified cost $3,108)		3,438

Other Assets and Liabilities, Net - (1.8%)		(62)

Net Assets - 100.0%		3,376

Presentation of Portfolio Holdings — June 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	6.6
Domestic Equities	16.0
Fixed Income	59.5
International Equities	19.7

Total Investments	101.8
Other Assets and Liabilities, Net	(1.8)

100.0

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — S Shares	11

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Statement of Assets and Liabilities — June 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,108
Investments, at fair value	3,438

Total assets	3,438

Liabilities
Payables:
Accrued fees to affiliates	5
Other accrued expenses	57

Total liabilities	62

Net Assets	$3,376

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$12
Accumulated net realized gain (loss)	(2)
Unrealized appreciation (depreciation) on investments	330
Shares of beneficial interest	5
Additional paid-in capital	3,031

Net Assets	$3,376

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$6.29
Net assets	$3,376,490
Shares outstanding ($.01 par value)	536,652

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Statement of Operations — For the Period Ended June 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$17

Expenses
Advisory fees	4
Administrative fees	1
Custodian fees	4
Transfer agent fees	4
Professional fees	37
Registration fees	11
Trustees’ fees	—	*
Printing fees	18
Miscellaneous	2

Expenses before reductions	81
Expense reductions	(76)

Net expenses	5

Net investment income (loss)	12

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) investments	23
Net change in unrealized appreciation (depreciation) on investments	16

Net realized and unrealized gain (loss)	39

Net Increase (Decrease) in Net Assets from Operations	$51

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — S Shares	13

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2013 (Unaudited)	Fiscal Year Ended December 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12	$123
Net realized gain (loss)	23	28
Net change in unrealized appreciation (depreciation)	16	205

Net increase (decrease) in net assets from operations	51	356

Distributions
From net investment income	—	(123)
From return of capital	—	(309)

Net decrease in net assets from distributions	—	(432)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(259)	(809)

Total Net Increase (Decrease) in Net Assets	(208)	(885)

Net Assets
Beginning of period	3,584	4,469

End of period	$3,376	$3,584

Undistributed (overdistributed) net investment income included in net assets	$12	$—

*	Share transaction amounts (in thousands) for the periods ended June 30, 2013 and December 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	58	$367	36	$231
Payments for shares redeemed	(99)	(626)	(160)	(1,040)

Total increase (decrease)	(41)	$(259)	(124)	$(809)

See accompanying notes which are an integral part of the financial statements.

14	2017 Retirement Distribution Fund — S Shares

(This page intentionally left blank)

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period		$ Net Investment Income (Loss)(a)(b)(g)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital	$ Distributions in Excess
June 30, 2013(3)	6.21		.02	.06	.08	—	—	—	—
December 31, 2012	6.37		.19	.38	.57	(.21)	—	(.52)	—
December 31, 2011	7.23		.21	(.35)	(.14)	(.13)	(.01)	(.58)	—
December 31, 2010	7.15		.22	.57	.79	(.20)	(.09)	(.30)	(.12)
December 31, 2009	6.51		.34	1.01	1.35	(.26)	—	(.45)	—
December 31, 2008 (2)	7.24		.08	(.11)	(.03)	(.09)	—	(.61)	—
October 31, 2008 (1)	11.19	*	.12	(4.07)*	(3.95)*	—	—	—	—

See accompanying notes which are an integral part of the financial statements.

16	2017 Retirement Distribution Fund — S Shares

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)
—	6.29	1.29	3,376	4.55	.27	.33	16
(.73)	6.21	8.96	3,584	4.08	.27	2.83	34
(.72)	6.37	(1.87)	4,469	3.60	.27	2.96	147
(.71)	7.23	11.18	3,065	4.21	.27	3.02	254
(.71)	7.15	20.71	2,357	5.31	.30	4.77	101
(.70)	6.51	(.42)	1,043	25.68	.19	1.18	12
—	7.24	(35.23)	927	14.96	.05	1.34	217

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — S Shares	17

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Highlights — June 30, 2013 (Unaudited)

(1)	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period November 1, 2008 to December 31, 2008.
(3)	For the period ended June 30, 2013 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front end sales charge.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”).
*	The Funds effected a reverse share split on March 27, 2008. This reverse share split was not reflected retroactively to the beginning of the period ended October 31, 2008 in the Funds’ financial statements for the periods ended October 31, 2008 and December 31, 2008. Net Asset Value, Beginning of Period, Net Realized and Unrealized Gain (Loss) and Total Income (Loss) from Operations for the period ended October 31, 2008 have been restated to retroactively reflect the reverse share split.

See accompanying notes which are an integral part of the financial statements.

18	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements — June 30, 2013 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as Funds. These financial statements report on two of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” which seeks to achieve its objective primarily by investing in several other RIC Funds and the Russell U.S. Cash Management Fund (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The RIC Underlying Funds may currently include the Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Strategic Bond, Russell Emerging Markets, Russell Global Equity and Russell International Developed Markets. The Underlying Funds may also include the Russell U.S. Cash Management Fund, an unregistered fund advised by Russell Investment Management Company (“RIMCo”), RIC’s investment adviser. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (domestic equity, international equity, fixed income, alternative and cash) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2013 were Level 1 for both Funds.

Notes to Financial Statements	19

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At June 30, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2009 through December 31, 2011, if applicable, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

For all Funds, income, dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

20	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

Market, Counterparty and Credit Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

3.	Investment Transactions

Securities

During the period ended June 30, 2013, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

2017 Retirement Distribution Fund - A Shares	$416,205	$453,215
2017 Retirement Distribution Fund - S Shares	591,467	807,006

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

Russell Investment Management Company (“RIMCo”) advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The advisory fee of 0.20% and administrative fee of up to 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees incurred by the Funds for the period ended June 30, 2013.

	Advisory	Administrative

2017 Retirement Distribution Fund - A Shares	$1,748	$420
2017 Retirement Distribution Fund - S Shares	3,551	854

RFSC serves as the transfer and dividend disbursing agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended June 30, 2013:

Amount

2017 Retirement Distribution Fund - A Shares	$1,748
2017 Retirement Distribution Fund - S Shares	3,551

Waivers and Reimbursements

For the 2017 Retirement Distribution Fund — A Shares, RIMCo has contractually agreed, until April 29, 2014, to waive up to the full amount of the Fund’s 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis.

Notes to Financial Statements	21

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

For the 2017 Retirement Distribution Fund — S Shares, RIMCo has contractually agreed, until April 29, 2014, to waive up to the full amount of the Fund’s 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis.

Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.

These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2013, the fees waived and reimbursed by RIMCo were as follows:

	Waiver	Reimbursement	Total

2017 Retirement Distribution Fund - A Shares	$1,748	$48,547	$50,295
2017 Retirement Distribution Fund - S Shares	3,551	72,692	76,243

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment Company pursuant to a distribution agreement with the Investment Company.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plan for sales support services provided, and related expenses incurred that are primarily intended to result in the sale of the Class A Shares subject to the Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A Shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions. No reimbursements were required during the period as the charges did not exceed 7.25% of total gross sales. For the period ended June 30, 2013, the sales commissions paid to selling agents for the sale of Class A Shares were as follows:

	Aggregate Font-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

2017 Retirement Distribution Fund - A Shares	$3,533	$448

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2013 were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Advisory fees	$1,634	$3,889
Administration fees	69	137
Distribution fees	354	—
Transfer agent fees	289	574
Trustee fees	57	59

	$2,403	$4,659

Board of Trustees

The Russell Fund Complex consists of RIC, which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds, and Russell Exchange Traded Funds Trust (“RET”) which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $87,000 per year; each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and

22	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as Trustee.

Transactions with Affiliated Companies (amounts in thousands)

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control. Transactions during the period ended June 30, 2013, with Underlying Funds which are, or were, an affiliated company, are as follows:

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions

2017 Retirement Distribution Fund - A Shares
Russell Commodity Strategies Fund	$42	$9	$15	$(1)	$—
Russell Global Infrastructure Fund	29	5	12	—	—
Russell Global Real Estate Securities Fund	37	7	13	—	1
Russell U.S. Core Equity Fund	86	12	40	5	—
Russell U.S. Defensive Equity Fund	58	8	26	5	—
Russell U.S. Dynamic Equity Fund	65	9	29	3	—
Russell U.S. Small Cap Equity Fund	51	6	24	4	—
Russell Global Opportunistic Credit Fund	36	8	14	(1)	1
Russell Investment Grade Bond Fund	273	79	34	—	1
Russell Short Duration Bond Fund	250	68	31	1	2
Russell Strategic Bond Fund	524	151	64	2	3
Russell Emerging Markets Fund	52	10	14	(1)	—
Russell Global Equity Fund	101	15	44	5	—
Russell International Developed Markets Fund	167	29	68	3	—

	$1,771	$416	$428	$25	$8

2017 Retirement Distribution Fund - S Shares
Russell Commodity Strategies Fund	$87	$23	$23	$(1)	$—
Russell Global Infrastructure Fund	61	8	15	—	—
Russell Global Real Estate Securities Fund	77	11	16	(1)	1
Russell U.S. Core Equity Fund	179	21	53	7	—
Russell U.S. Defensive Equity Fund	119	13	37	5	—
Russell U.S. Dynamic Equity Fund	136	17	41	3	—
Russell U.S. Small Cap Equity Fund	105	12	38	4	—
Russell Global Opportunistic Credit Fund	74	16	19	(1)	2
Russell Investment Grade Bond Fund	504	95	93	—	3
Russell Short Duration Bond Fund	462	84	94	1	4
Russell Strategic Bond Fund	970	183	179	2	7
Russell Emerging Markets Fund	108	25	21	(1)	—
Russell Global Equity Fund	210	29	64	5	—
Russell International Developed Markets Fund	346	54	91	—	—

	$3,438	$591	$784	$23	$17

5.	Federal Income Taxes

At Deccember 31, 2012, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

		No Expiration
Funds	12/31/2015	Short-term	Long-term	Totals

2017 Retirement Distribution Fund - A Shares	$123,911	$—	$—	$123,911
2017 Retirement Distribution Fund - S Shares	—	7,034	—	7,034

Notes to Financial Statements	23

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2013 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses, incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Cost of Investments	$1,622,866	$3,117,894

Unrealized Appreciation	$161,455	$344,632
Unrealized Depreciation	(13,009)	(24,581)

Net Unrealized Appreciation (Depreciation)	$148,446	$320,051

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2012 to December 31, 2012, and treat it as arising in the fiscal year 2013. As of June 30, 2013, the Funds had realized capital losses as follows:

2017 Retirement Distribution Fund - A shares	$121
2017 Retirement Distribution Fund - S shares	$4,392

6.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. The Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC funds. The RIC fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the RIC fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC fund could result in reduced returns or additional borrowing costs. For the period ended June 30, 2013, the Funds did not borrow or loan through the interfund lending program.

7.	Record Ownership

The following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund as of June 30, 2013:

	# of Shareholders	%
2017 Retirement Distribution Fund - A Shares	1	17.2

8.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

24	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) in which the Funds invest (the “Underlying Funds”) at a meeting held in person on April 18, 2013 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the RIMCo Agreement and portfolio management contracts is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

On April 9, 2013, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with Independent Counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. On April 17, 2013, the Independent Trustees met in person in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Agreement Evaluation Meeting is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Fund Counsel and Independent Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages the investment of each Underlying Fund’s cash and also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, Underlying Fund assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

Basis for Approval of Investment Advisory Contracts	25

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal with respect to the Underlying Funds is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative or transfer agent fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds or the Underlying Funds

26	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

As noted above, RIMCo, in addition to managing the investment of each Underlying Fund’s cash, may directly manage a portion of certain Underlying Funds (the “Participating Underlying Funds”) pursuant to the RIMCo Agreement, the actual allocation being determined from time to time by the Participating Underlying Funds’ RIMCo portfolio managers. During 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Underlying Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Participating Underlying Funds. RIMCo monitors and assesses Participating Underlying Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Participating Underlying Fund characteristics consistent with the Funds’ investment objectives and strategies. Participating Underlying Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) or to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Participating Underlying Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Participating Underlying Fund’s assets directly managed by RIMCo, RIMCo may purchase common stocks, exchange-traded funds, exchange-traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Underlying Fund assets among Money Managers, increase Underlying Fund cash reserves, determine to not be fully invested, or adjust exposures through the cash equitization process. RIMCo’s Direct Management Services are not intended, and are not expected, to be a primary driver of Participating Underlying Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services in respect of Participating Underlying Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to Participating Underlying Fund assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Underlying Funds consequently may be increased incrementally. The Board, however, also considered the potential benefits of the Direct Management Services to Participating Underlying Funds and the Funds; the limited amount of assets that are managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate investment advisory fees paid by the Participating Underlying Funds are not increased as a result of RIMCo’s direct management of Participating Underlying Fund assets as part of the Direct Management Services.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory Fee which, compared with its Comparable Funds’ advisory fees on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to

Basis for Approval of Investment Advisory Contracts	27

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board noted that these Funds have very low assets under management and have substantial caps, waivers and reimbursements in place. The Board, therefore, determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon net asset flows since inception and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and the Underlying Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds and the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds. RIMCo also noted that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and the Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that each of the Funds had total expenses which were ranked in the fifth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among funds in the Expense Universe. The Board considered RIMCo’s advice that the differential to the third quintile for each Fund is the result of the indirect expenses borne by the Funds as a result of their investment in the Underlying Funds and fees paid by the Funds directly, which are not paid by the majority of the Comparable Funds. The Board also considered RIMCo’s advice that Funds with a higher allocation to equity Underlying Funds and therefore higher indirect expenses have the largest differential to the third quintile. RIMCo expressed its belief that the Fund level expenses, including transfer agency, custodial and administrative fees, are reasonable and noted the significant waivers of advisory fees in effect. On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of their respective Comparable Funds, (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances and based upon RIMCo’s performance review of each Fund and Underlying Fund, the performance of each of the Funds would be consistent with continuation of the RIMCo Agreement. In reviewing the performance of the Funds and the Underlying Funds generally, the Board took into consideration the various steps taken by RIMCo during 2012 to enhance the performance of certain Underlying Funds, including a large number of changes in Money Managers and RIMCo’s implementation of its Direct Management Services which are not yet reflected in Participating Underlying Fund and Fund investment results.

With respect to the 2017 Retirement Distribution Fund — A Shares, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2012 and in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2012. With respect to the 2017 Retirement Distribution Fund — S Shares, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2012. According to RIMCo, the Performance Universe for each of the Funds was small and concentrated among only a limited number of fund families (including the Funds’ family), with one of the other providers being dominant. Moreover, the investment strategies of the other constituent funds in the Performance

28	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Universes were significantly different from those of the Funds. In explaining the periods of underperformance of the Funds relative to the Comparable Funds, RIMCo noted that the Funds are not intended to be used as accumulation vehicles, but rather are designed for use during retirement to provide an annual cash distribution to shareholders to replace a portion of pre-retirement income. The structure and investment strategy of these Funds is fundamentally different than accumulation vehicles, including their Comparable Funds. RIMCo expressed its belief that the Funds’ success in pursuing their investment objectives should be measured by whether they make their annual target distributions rather than portfolio investment performance relative to the Performance Universe or benchmarks. As a result, performance comparisons between the Funds and their Comparable Funds were not meaningful, according to RIMCo.

In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009 that continue to impact relative performance for the 3- and 5-year periods ended December 31, 2012. The Board also considered the large number of Underlying Fund Money Manager changes that were made in 2012 and that the performance of Money Managers continues to impact Fund and Underlying Fund performances for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Underlying Funds was not yet reflected in the investment results of the Underlying Funds or the Funds.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Underlying Funds other than benefits from their soft dollar arrangements. The Agreement Evaluation Information described, and at the Agreement Evaluation Meeting the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Underlying Funds and percentage of Underlying Fund transactions effected pursuant to the soft-dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Underlying Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions. At the Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2013 meeting, with each recommended termination to become effective on a date following the Agreement Evaluation Meeting. Notwithstanding these planned terminations, RIMCo recommended that each Money Manager be retained at its current fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

Basis for Approval of Investment Advisory Contracts	29

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Subsequently, the Board of Trustees received a proposal from RIMCo at a meeting held on May 21, 2013, to effect Money Manager changes for the Russell Investment Company Russell U.S. Core Equity, Russell Global Equity, and Russell International Developed Markets Funds. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the Agreement Evaluation Meeting as to the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

30	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — June 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	31

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers — June 30, 2013 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Until successor is chosen and qualified by Trustees Appointed until successor is duly elected and qualified	• President and CEO RIC and RIF and RET • Chairman of the Board, President and CEO, Russell Financial Services, Inc. (“RFS”) • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Director, RIMCo • Chairman of the Board and President, Russell Insurance Agency, Inc. (“RIA”) (insurance agency) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)	50	None

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified an Interested Trustee.

32	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
##Daniel P. Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003	Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company) • Chairman of the Audit Committee, RIC and RIF from 2005 to 2011	50	None

### Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor, Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA (charitable organization	50	None
INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services)	50	• Director, Avista Corp (electric utilities); • Trustee, Principal Investors Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	50	Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)

*	Each Trustee is subject to mandatory retirement at age 72.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the RIC funds and is therefore classified as an Interested Trustee.
###	Mr. Fine is classified as an Interested Trustee due to Ms. Cavanaugh’s service on the Board of Directors of the United Way of King County, WA (“UWKC”) and in light of charitable contributions made by Russell Investments to UWKC.

Disclosure of Information about Fund Trustees and Officers	33

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005 Chairman of the Audit Committee since 2012	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None
TRUSTEE EMERITUS
George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

34	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC • 2005-2011 Chief Compliance Officer, RIMCo

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF and RET

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc. (“RFS”)

•  Chairman of the Board, President and CEO, Russell Fund Services Company (‘RFSC”)

•  Director, RIMCo

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•  2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. (investment company)

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET

•  Head of North America Operations, Russell Investments

•  May 2009 to October 2011, Global Head of Fund Operations, Russell Investments

•  1999 to May 2009 Director, Funds Administration, RIMCo, RFSC, Russell Trust Company (RTC) and Russell Financial Services, Inc. (RFS)

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees

•  Global Chief Investment Officer, Russell Investments

•  Chief Investment Officer RIC and RIF

•  Director, FRC

•  Chairman of the Board, President and CEO, RIMCo

•  1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden Albaneze, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, FRC • Secretary, RIMCo, RFSC and RFS • Secretary and Chief Legal Officer, RIC, RIF and RET • 1999 to 2010 Assistant Secretary, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	35

LifePoints® Funds Target Distribution Strategies

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Jonathan Fine

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Cheryl Burgermeister

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden Albaneze, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

36	Adviser and Service Providers

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-225

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: August 22, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 22, 2013